RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Balances And Transactions
RELATED PARTY BALANCES AND TRANSACTIONS

15.	RELATED PARTY BALANCES AND TRANSACTIONS

Key management includes personnel having the authority and responsibility for planning, directing and controlling the activities of the Company and comprised the Company’s directors and executive officers.

Expenses incurred to key management are:

	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Salaries and Benefits	867	1,187	1,572
Stock-based compensation	589	1,345	869
	1,456	2,532	2,441

During the year ended December 31, 2023 the Company paid $203 in lease payments to a company owned by a director. $211 was recognized as depreciation and interest expense on the right of use asset and lease liability respectively. During the three months ended December 31, 2023, the director sold the building to an unrelated company.

During the year ended December 31, 2022 the Company paid $215 in lease payments to a company owned by a director. $231 was recognized as depreciation and interest expense on the right of use asset and lease liability respectively.

During the year ended December 31, 2021 the Company paid $191 in lease payments to a company owned by a director. $179 was recognized as depreciation and interest expense on the right of use asset and lease liability respectively.

As at December 31, 2023, included in accounts payable are balances owing to key management or companies controlled by officers of the Company in the amount of $14 (December 31, 2022 - $1).

All related party balances are non-interest bearing, unsecured and have no fixed terms of repayment and have been classified as current.